T. ROWE PRICE Emerging Markets Local Currency Bond Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.8%
Government Bonds 0.8%
Republic of Angola, 8.25%, 5/9/28 (USD)  985,000 937
Republic of Angola, 9.50%, 11/12/25 (USD)  1,678,000 1,709
Total Angola (Cost $2,607) 2,646
BRAZIL 4.7%
Government Bonds 4.7%
Brazil Notas do Tesouro Nacional, Series NTNB, Inflation-
Indexed, 6.00%, 5/15/35  4,671,024 832
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  12,275,000 2,158
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/29  16,218,000 2,763
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  43,527,000 7,202
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/33  8,902,000 1,452
Republic of Brazil, 3.875%, 6/12/30 (USD)  1,215,000 1,138
Total Brazil (Cost $16,946) 15,545
CHILE 2.3%
Government Bonds 2.3%
Bonos de la Tesoreria de la Republica en pesos, 4.70%,
9/1/30 (1) 3,790,000,000 4,118
Bonos de la Tesoreria de la Republica en pesos, 5.00%,
10/1/28 (1) 900,000,000 999
Bonos de la Tesoreria de la Republica en pesos, 7.00%,
5/1/34 (1) 1,785,000,000 2,286
Total Chile (Cost $6,825) 7,403
CHINA 5.4%
Convertible Bonds 0.1%
H World Group, 3.00%, 5/1/26 (USD)  315,000 367
367
Corporate Bonds 0.0%
Agile Group Holdings, 5.75%, 1/2/25 (USD) (2)(3) 540,000 29
Times China Holdings, 6.75%, 7/8/25 (USD) (2)(3) 1,000,000 26
55

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 5.3%
China Development Bank, Series 1904, 3.68%, 2/26/26  5,900,000 863
People's Republic of China, Series INBK, 2.62%, 4/15/28  21,000,000 3,080
People's Republic of China, Series INBK, 3.01%, 5/13/28  28,000,000 4,164
People's Republic of China, Series INBK, 3.13%, 11/21/29  52,050,000 7,871
People's Republic of China, Series INBK, 3.81%, 9/14/50  7,350,000 1,341
17,319
Total China (Cost $18,602) 17,741
COLOMBIA 6.4%
Government Bonds 6.2%
Republic of Colombia, Series B, 6.00%, 4/28/28  28,473,800,000 6,170
Republic of Colombia, Series B, 7.00%, 3/26/31  2,497,000,000 526
Republic of Colombia, Series B, 7.00%, 6/30/32  2,620,000,000 533
Republic of Colombia, Series B, 7.25%, 10/18/34  19,211,700,000 3,790
Republic of Colombia, Series B, 13.25%, 2/9/33  17,707,200,000 4,997
Republic of Colombia, Series G, 7.00%, 3/26/31  20,577,900,000 4,338
20,354
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $247 (USD) (3)(4) † 328
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $200 (USD) (3)(4) † 203
531
Total Colombia (Cost $18,683) 20,885
CZECH REPUBLIC 4.3%
Government Bonds 4.3%
Czech Republic, Series 49, 4.20%, 12/4/36  53,930,000 2,465
Czech Republic, Series 78, 2.50%, 8/25/28  115,510,000 4,950
Czech Republic, Series 103, 2.00%, 10/13/33  173,560,000 6,688
Total Czech Republic (Cost $13,462) 14,103
DOMINICAN REPUBLIC 0.2%
Government Bonds 0.2%
Dominican Republic, 10.75%, 6/1/36 (1) 44,800,000 784
Total Dominican Republic (Cost $753) 784

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EGYPT 1.0%
Government Bonds 1.0%
Arab Republic of Egypt, Series 5YR, 14.369%, 10/20/25  28,100,000 517
Arab Republic of Egypt, Treasury Bills, Series 364D, 25.69%,
10/1/24  31,750,000 658
Arab Republic of Egypt, Treasury Bills, Series 364D, 28.499%,
3/11/25  6,500,000 120
Arab Republic of Egypt, Treasury Bills, Series 364D, 28.60%,
3/4/25  11,225,000 208
Arab Republic of Egypt, Treasury Bills, Series 364D, 29.00%,
3/18/25  20,600,000 378
Arab Republic of Egypt, Treasury Bills, Series 364D, 31.25%,
12/10/24  68,225,000 1,341
Total Egypt (Cost $4,214) 3,222
EL SALVADOR 0.6%
Government Bonds 0.6%
Republic of El Salvador, 5.875%, 1/30/25 (USD)  2,024,000 2,012
Total El Salvador (Cost $1,988) 2,012
HUNGARY 3.1%
Government Bonds 3.1%
Republic of Hungary, Series 26/H, 9.50%, 10/21/26  324,000,000 975
Republic of Hungary, Series 28/B, 4.50%, 3/23/28  1,687,090,000 4,561
Republic of Hungary, Series 32/G, 4.50%, 5/27/32  281,850,000 720
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  1,597,830,000 3,380
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  217,910,000 426
Total Hungary (Cost $9,539) 10,062
INDIA 2.8%
Corporate Bonds 0.5%
HDFC Bank, 8.10%, 3/22/25  130,000,000 1,551
1,551
Government Bonds 2.3%
Republic of India, 6.54%, 1/17/32  113,970,000 1,349
Republic of India, 6.67%, 12/17/50  86,000,000 1,004
Republic of India, 7.26%, 8/22/32  61,500,000 760

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of India, 7.26%, 2/6/33  356,000,000 4,391
7,504
Total India (Cost $9,385) 9,055
INDONESIA 11.4%
Corporate Bonds 1.0%
Standard Chartered Bank, Series emtN, CLN (Reference:
Republic of Indonesia), 9.00%, 3/20/29 (1) 46,100,000,000 3,375
3,375
Government Bonds 10.4%
Republic of Indonesia, Series FR65, 6.625%, 5/15/33  55,446,000,000 3,701
Republic of Indonesia, Series FR72, 8.25%, 5/15/36  52,375,000,000 3,926
Republic of Indonesia, Series FR73, 8.75%, 5/15/31  115,957,000,000 8,599
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  49,268,000,000 3,366
Republic of Indonesia, Series FR83, 7.50%, 4/15/40  69,458,000,000 4,920
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  24,400,000,000 1,596
Republic of Indonesia, Series FR90, 5.125%, 4/15/27  90,570,000,000 5,837
Republic of Indonesia, Series 100, 6.625%, 2/15/34  27,925,000,000 1,871
33,816
Total Indonesia (Cost $36,623) 37,191
IVORY COAST 0.5%
Government Bonds 0.5%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  830,000 877
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 790,000 812
Total Ivory Coast (Cost $1,572) 1,689
JORDAN 0.5%
Government Bonds 0.5%
Kingdom of Jordan, 4.95%, 7/7/25 (USD)  1,605,000 1,587
Total Jordan (Cost $1,578) 1,587
LITHUANIA 0.3%
Government Bonds 0.3%
Republic of Lithuania, 3.50%, 2/13/34  820,000 932
Total Lithuania (Cost $874) 932

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MALAYSIA 4.6%
Government Bonds 4.6%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  10,675,000 2,558
Government of Malaysia, Series 0318, 4.642%, 11/7/33  1,040,000 269
Government of Malaysia, Series 0519, 3.757%, 5/22/40  36,945,000 8,749
Government of Malaysia, Series 0713, 4.935%, 9/30/43  12,890,000 3,499
Total Malaysia (Cost $13,519) 15,075
MEXICO 5.8%
Government Bonds 5.8%
Petroleos Mexicanos, Series 14-2, 7.47%, 11/12/26  12,010,000 561
United Mexican States, Series M, 7.50%, 5/26/33  39,150,000 1,779
United Mexican States, Series M, 7.75%, 11/23/34  71,290,000 3,251
United Mexican States, Series M, 8.00%, 7/31/53  8,627,000 367
United Mexican States, Series M, 8.50%, 5/31/29  37,830,000 1,876
United Mexican States, Series M, 8.50%, 11/18/38  185,860,000 8,699
United Mexican States, Series S, Inflation-Indexed, 2.75%,
11/27/31  53,527,261 2,374
Total Mexico (Cost $19,708) 18,907
MONTENEGRO 0.4%
Government Bonds 0.4%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 1,110,000 1,164
Total Montenegro (Cost $1,117) 1,164
MOROCCO 0.6%
Government Bonds 0.6%
Kingdom of Morocco, 1.50%, 11/27/31 (EUR)  1,110,000 1,038
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  1,160,000 998
Total Morocco (Cost $1,920) 2,036
NETHERLANDS 0.1%
Government Bonds 0.1%
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden, 35.00%, 7/22/25 (TRY)  11,000,000 301
Total Netherlands (Cost $325) 301

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NIGERIA 0.4%
Government Bonds 0.4%
Federal Republic of Nigeria, Treasury Bill, Series 364D,
22.631%, 3/6/25  2,421,000,000 1,304
Total Nigeria (Cost $1,510) 1,304
PERU 2.5%
Government Bonds 2.5%
Republic of Peru, 6.15%, 8/12/32  14,130,000 3,871
Republic of Peru, 6.35%, 8/12/28  1,386,000 394
Republic of Peru, 6.90%, 8/12/37  10,784,000 3,000
Republic of Peru, 8.20%, 8/12/26  3,450,000 990
Total Peru (Cost $7,463) 8,255
POLAND 4.5%
Government Bonds 4.5%
Republic of Poland, Series CPI, Inflation-Indexed, 2.00%,
8/25/36  6,968,505 1,634
Republic of Poland, Series 0429, 5.75%, 4/25/29  8,730,000 2,348
Republic of Poland, Series 1029, 2.75%, 10/25/29  6,100,000 1,435
Republic of Poland, Series 1033, 6.00%, 10/25/33  34,180,000 9,396
Total Poland (Cost $13,976) 14,813
ROMANIA 2.4%
Corporate Bonds 0.6%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (5) 1,520,000 1,794
1,794
Government Bonds 1.8%
Republic of Romania, Series 10Y, 5.00%, 2/12/29  21,060,000 4,500
Republic of Romania, Series 4Y, 7.20%, 10/28/26  4,280,000 979
Republic of Romania, Series 5Y, 4.25%, 4/28/36  2,505,000 457
5,936
Total Romania (Cost $7,410) 7,730

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SENEGAL 0.5%
Government Bonds 0.5%
Republic of Senegal, 6.25%, 5/23/33 (USD)  1,801,000 1,555
Total Senegal (Cost $1,563) 1,555
SERBIA 0.6%
Government Bonds 0.6%
Republic of Serbia, 1.50%, 6/26/29 (EUR)  1,050,000 1,043
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  110,700,000 1,009
Total Serbia (Cost $2,146) 2,052
SLOVENIA 0.3%
Corporate Bonds 0.3%
Nova Ljubljanska Banka, VR, 6.875%, 1/24/34 (5) 900,000 1,068
Total Slovenia (Cost $1,015) 1,068
SOUTH AFRICA 9.4%
Corporate Bonds 0.5%
Transnet, 8.25%, 2/6/28 (USD)  1,530,000 1,591
1,591
Government Bonds 8.9%
Republic of South Africa, Series R213, 7.00%, 2/28/31  60,239,000 3,123
Republic of South Africa, Series 2032, 8.25%, 3/31/32  99,383,000 5,391
Republic of South Africa, Series 2035, 8.875%, 2/28/35  256,968,000 13,775
Republic of South Africa, Series 2044, 8.75%, 1/31/44  143,108,000 6,942
29,231
Total South Africa (Cost $26,796) 30,822
SRI LANKA 0.3%
Government Bonds 0.3%
Republic of Sri Lanka, 6.125%, 6/3/25 (USD) (2)(3) 680,000 384
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (2)(3) 560,000 316
Republic of Sri Lanka, 7.85%, 3/14/29 (USD) (2)(3) 380,000 215
Total Sri Lanka (Cost $944) 915

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SUPRANATIONAL 1.5%
Government Bonds 1.5%
European Bank for Reconstruction & Development, Series
GMTN, 5.60%, 1/30/25 (IDR)  17,230,000,000 1,136
International Bank for Reconstruction & Development, Series
GDIF, 4.60%, 2/9/26 (IDR)  22,000,000,000 1,428
International Bank for Reconstruction & Development, Series
GMTN, 4.90%, 2/12/26 (INR)  90,700,000 1,059
International Finance, 3.59%, 2/26/26 (COP)  5,750,000,000 1,276
Total Supranational (Cost $5,210) 4,899
TANZANIA 0.5%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  800,000 747
747
Corporate Bonds 0.3%
HTA Group, 7.50%, 6/4/29 (USD) (1) 840,000 857
857
Total Tanzania (Cost $1,523) 1,604
THAILAND 7.0%
Government Bonds 7.0%
Kingdom of Thailand, 1.585%, 12/17/35  208,817,000 5,900
Kingdom of Thailand, 2.00%, 12/17/31  52,920,000 1,607
Kingdom of Thailand, 2.00%, 6/17/42  62,500,000 1,728
Kingdom of Thailand, 2.40%, 3/17/29  45,000,000 1,409
Kingdom of Thailand, 2.80%, 6/17/34  50,300,000 1,608
Kingdom of Thailand, 3.40%, 6/17/36  28,213,000 949
Kingdom of Thailand, 3.65%, 6/20/31  53,867,000 1,813
Kingdom of Thailand, 3.775%, 6/25/32  152,005,000 5,179
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  93,346,058 2,794
Total Thailand (Cost $21,209) 22,987

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TÜRKIYE 1.8%
Corporate Bonds 0.2%
Coca-Cola Icecek, 50.50%, 4/28/25  26,150,000 758
758
Government Bonds 1.6%
Republic of Türkiye, Series 10Y, 17.80%, 7/13/33  54,753,000 1,134
Republic of Türkiye, Series 10Y, 26.20%, 10/5/33  90,210,000 2,604
Republic of Türkiye, Series 5Y, 31.08%, 11/8/28  42,480,000 1,277
5,015
Total Türkiye (Cost $6,319) 5,773
UNITED STATES 3.1%
Convertible Bonds 0.1%
Citigroup Global Markets Holdings, Series 1299, Zero Coupon,
2/26/26 (HKD)  3,000,000 368
368
Corporate Bonds 0.1%
Goldman Sachs Group, 45.00%, 2/10/25 (TRY)  10,600,000 295
295
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 2.9%
U.S. Treasury Notes, 1.50%, 10/31/24  4,540,000 4,527
U.S. Treasury Notes, 1.50%, 11/30/24  4,880,000 4,853
9,380
Total United States (Cost $10,069) 10,043
URUGUAY 0.9%
Government Bonds 0.9%
Republic of Uruguay, 8.25%, 5/21/31  39,445,000 873
Republic of Uruguay, 9.75%, 7/20/33  86,380,000 2,049
Total Uruguay (Cost $3,230) 2,922

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UZBEKISTAN 0.3%
Government Bonds 0.3%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  1,090,000 1,114
Total Uzbekistan (Cost $1,088) 1,114
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 4.97% (6)(7) 9,010,614 9,011
Total Short-Term Investments (Cost $9,011) 9,011
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / INR,
Call, 12/5/24 @
INR84.55 (3) 1 3,986 9
Deutsche Bank
EUR / BRL,
Put, 10/8/24 @
BRL6.08 (EUR) (3) 1 2,925 27
Deutsche Bank
USD / JPY,
Call, 10/8/24 @
JPY145.00 (3) 1 3,260 13
Goldman Sachs
EUR / BRL,
Put, 10/8/24 @
BRL6.08 (EUR) (3) 1 2,900 27
JPMorgan Chase
USD / JPY,
Call, 10/8/24 @
JPY145.00 (3) 1 3,200 13
Total Options Purchased (Cost $110) 89
Total Investments in Securities  94.6%
(Cost $300,832) $ 309,296
Other Assets Less Liabilities 5.4% 17,607
Net Assets 100.0% $ 326,903

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $14,395 and represents 4.4% of net assets.
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Non-income producing
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $531 and represents 0.2% of net assets.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Seven-day yield
(7) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
3M ZAR JIBOR Three month ZAR JIBOR (Johannesburg Interbank average rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
UYU Uruguayan Peso
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Interest Rate Swaps (0.1)%
Brazil (0.1)%
BNP Paribas, 5 Year Interest Rate Swap,
Receive Fixed 10.130% at Maturity, Pay
Variable 10.65%, (BRL CDI) at Maturity,
1/2/29 9,456 (97) — (97)
Goldman Sachs, 2 Year Interest Rate
Swap, Receive Fixed 12.290% at
Maturity, Pay Variable 10.65%, (BRL
CDI) at Maturity, 1/4/27 14,000 (1) — (1)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 10.820% at
Maturity, Pay Variable 10.65%, (BRL
CDI) at Maturity, 1/4/27 20,500 (85) — (85)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 9.795% at
Maturity, Pay Variable 10.65%, (BRL
CDI) at Maturity, 1/4/27 15,395 (122) — (122)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 9.870% at
Maturity, Pay Variable 10.65%, (BRL
CDI) at Maturity, 1/4/27 11,000 (84) — (84)
Total Brazil — (389)
China 0.0%
Citibank, 7 Year Interest Rate Swap,
Receive Fixed 2.650% Quarterly, Pay
Variable 2.00%, (7 Day Interbank Repo)
Quarterly, 5/15/30 5,573 35 — 35
Total China — 35
Total Bilateral Interest Rate Swaps — (354)
Total Bilateral Swaps — (354)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.1)%
Foreign/Europe (0.1)%
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S41, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/29 1,460 (152) (131) (21)
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S42, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/29 1,540 (144) (145) 1
Total Foreign/Europe (20)
Qatar (0.0)%
Protection Bought (Relevant Credit:
State of Qatar), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28
(USD) 3,720 (99) (72) (27)
Total Qatar (27)
Saudi Arabia (0.0)%
Protection Bought (Relevant Credit:
Kingdom of Saudi Arabia), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 (USD) 1,860 (35) (26) (9)
Total Saudi Arabia (9)
United States 0.0%
Protection Bought (Relevant Credit:
Markit CDX.EM-S41, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/29 5,855 127 158 (31)
Total United States (31)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (87)
Interest Rate Swaps 0.2%
China 0.1%
5 Year Interest Rate Swap, Receive
Fixed 1.795% Quarterly, Pay Variable
2.000% (7 Day Interbank Repo)
Quarterly, 8/1/29 7,000 — — —

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 1.797% Quarterly, Pay Variable
2.000% (7 Day Interbank Repo)
Quarterly, 9/3/29 8,183 (1) — (1)
5 Year Interest Rate Swap, Receive
Fixed 1.922% Quarterly, Pay Variable
2.050% (7 Day Interbank Repo)
Quarterly, 6/28/29 21,000 18 — 18
5 Year Interest Rate Swap, Receive
Fixed 2.083% Quarterly, Pay Variable
2.000% (7 Day Interbank Repo)
Quarterly, 4/9/29 9,350 18 — 18
5 Year Interest Rate Swap, Receive
Fixed 2.710% Quarterly, Pay Variable
2.000% (7 Day Interbank Repo)
Quarterly, 12/27/27 27,200 127 1 126
5 Year Interest Rate Swap, Receive
Fixed 2.765% Quarterly, Pay Variable
2.050% (7 Day Interbank Repo)
Quarterly, 12/16/27 5,200 26 — 26
Total China 187
India 0.0%
5 Year Interest Rate Swap, Receive
Fixed 6.067% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 9/3/29 254,000 5 — 5
5 Year Interest Rate Swap, Receive
Fixed 6.229% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 8/1/29 185,000 19 — 19
5 Year Interest Rate Swap, Receive
Fixed 6.252% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 12/15/28 130,615 13 — 13
5 Year Interest Rate Swap, Receive
Fixed 6.374% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 5/17/29 187,075 31 — 31
7 Year Interest Rate Swap, Receive
Fixed 6.350% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 6/20/31 114,500 22 — 22

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
7 Year Interest Rate Swap, Receive
Fixed 6.576% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 4/21/31 110,728 37 — 37
Total India 127
Mexico 0.1%
3 Year Interest Rate Swap, Receive
Fixed 9.100% 28 Days, Pay Variable
10.965% (MXIBTIIE) 28 Days, 1/28/27 23,702 12 — 12
3 Year Interest Rate Swap, Receive
Fixed 9.150% 28 Days, Pay Variable
10.965% (MXIBTIIE) 28 Days, 1/28/27 23,702 6 — 6
3 Year Interest Rate Swap, Receive
Fixed 9.185% 28 Days, Pay Variable
10.973% (MXIBTIIE) 28 Days, 3/2/27 53,000 18 — 18
5 Year Interest Rate Swap, Receive
Fixed 8.940% 28 Days, Pay Variable
10.975% (MXIBTIIE) 28 Days, 8/31/29 34,514 24 — 24
5 Year Interest Rate Swap, Receive
Fixed 9.090% 28 Days, Pay Variable
10.973% (MXIBTIIE) 28 Days, 11/6/28 36,824 30 — 30
5 Year Interest Rate Swap, Receive
Fixed 9.285% 28 Days, Pay Variable
10.965% (MXIBTIIE) 28 Days, 11/1/28 50,000 58 — 58
7 Year Interest Rate Swap, Receive
Fixed 8.530% 28 Days, Pay Variable
10.965% (MXIBTIIE) 28 Days, 3/21/30 30,000 (4) — (4)
8 Year Interest Rate Swap, Receive
Fixed 8.690% 28 Days, Pay Variable
10.973% (MXIBTIIE) 28 Days, 3/22/32 110,222 20 — 20
Total Mexico 164
Poland 0.0%
4 Year Interest Rate Swap, Receive
Fixed 5.080% Annually, Pay Variable
5.860% (6M PLN WIBOR) Semi-
Annually, 5/9/28 11,915 57 — 57
5 Year Interest Rate Swap, Receive
Fixed 4.357% Annually, Pay Variable
5.850% (6M PLN WIBOR) Semi-
Annually, 9/25/29 5,900 2 — 2
Total Poland 59

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
South Africa 0.0%
5 Year Interest Rate Swap, Receive
Fixed 8.124% Quarterly, Pay Variable
8.067% (3M ZAR JIBOR) Quarterly,
6/25/29 57,342 97 — 97
Total South Africa 97
Total Centrally Cleared Interest Rate Swaps 634
Zero-Coupon Inflation Swaps (0.0)%
United States (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.349% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/24/28 1,010 9 — 9
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.568% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/31/29 4,735 (61) — (61)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.608% at Maturity, Receive
Variable (Change in CPI) at Maturity,
2/17/28 960 (2) — (2)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.915% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/9/27 380 (6) — (6)
Total United States (60)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (60)
Total Centrally Cleared Swaps 487
Net payments (receipts) of variation margin to date (518)
Variation margin receivable (payable) on centrally cleared swaps $ (31)
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/11/24 USD 1,213 INR 101,610 $ 1
Bank of America 10/18/24 CZK 35,706 USD 1,539 38
Bank of America 10/18/24 HUF 241,420 USD 671 5
Bank of America 10/18/24 HUF 456,628 USD 1,292 (13)
Bank of America 10/18/24 MXN 361,578 USD 19,722 (1,411)
Bank of America 10/18/24 USD 2,392 HUF 873,167 (53)
Bank of America 10/18/24 USD 1,177 MXN 23,431 (9)
Bank of America 10/25/24 USD 4,693 JPY 717,879 (321)
Bank of America 12/6/24 MYR 30,787 USD 7,148 331
Bank of America 12/6/24 THB 53,103 USD 1,562 96
Barclays Bank 10/15/24 USD 1,603 TWD 51,532 (28)
Barclays Bank 10/18/24 CZK 8,937 USD 383 12
Barclays Bank 10/18/24 RON 13,228 USD 2,947 12
Barclays Bank 10/18/24 USD 2,458 ZAR 44,057 (88)
Barclays Bank 11/8/24 CLP 839,779 USD 900 33
Barclays Bank 11/15/24 PLN 12,390 USD 3,231 (15)
Barclays Bank 1/16/25 TRY 31,377 USD 824 (5)
BNP Paribas 10/11/24 INR 265,533 USD 3,164 3
BNP Paribas 10/11/24 KRW 4,196,737 USD 3,044 157
BNP Paribas 10/11/24 PEN 11,338 USD 3,030 29
BNP Paribas 10/11/24 USD 3,278 IDR 52,818,659 (205)
BNP Paribas 10/11/24 USD 3,092 KRW 4,199,574 (111)
BNP Paribas 10/18/24 CZK 66,779 USD 2,866 83
BNP Paribas 10/18/24 HUF 597,514 USD 1,636 36
BNP Paribas 10/18/24 RON 18,793 USD 4,084 120
BNP Paribas 10/18/24 TRY 25,900 USD 728 15
BNP Paribas 10/18/24 USD 5,339 CZK 124,303 (151)
BNP Paribas 10/18/24 USD 795 HUF 282,513 4
BNP Paribas 10/18/24 USD 1,406 ZAR 26,350 (117)
BNP Paribas 10/18/24 ZAR 81,314 USD 4,479 220
BNP Paribas 11/22/24 USD 2,695 EUR 2,421 (6)
BNP Paribas 12/3/24 BRL 1,427 USD 261 (1)
BNP Paribas 12/6/24 COP 2,332,077 USD 554 (4)
BNY Mellon 10/11/24 IDR 16,647,905 USD 1,070 28
Canadian Imperial Bank
of Commerce 10/18/24 MXN 15,187 USD 789 (20)
Canadian Imperial Bank
of Commerce 10/18/24 USD 1,240 MXN 23,277 62
Canadian Imperial Bank
of Commerce 10/25/24 USD 1,590 CAD 2,146 3
Citibank 10/11/24 KZT 407,110 USD 847 (2)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 10/11/24 USD 508 INR 42,514 $ 1
Citibank 10/18/24 CZK 76,408 USD 3,271 104
Citibank 10/18/24 HUF 263,426 USD 744 (6)
Citibank 10/18/24 RON 4,394 USD 962 21
Citibank 10/18/24 RSD 10,011 USD 92 3
Citibank 10/18/24 TRY 128,866 USD 3,550 145
Citibank 10/18/24 USD 1,721 MXN 34,751 (38)
Citibank 10/18/24 USD 728 TRY 26,150 (22)
Citibank 10/18/24 USD 1,503 ZAR 27,787 (103)
Citibank 10/18/24 ZAR 19,858 USD 1,092 56
Citibank 10/25/24 JPY 241,703 USD 1,700 (12)
Citibank 11/15/24 RSD 10,010 USD 92 3
Citibank 12/3/24 BRL 12,759 USD 2,289 36
Citibank 12/3/24 USD 107 BRL 594 (1)
Citibank 12/6/24 USD 5,989 COP 24,491,732 216
Deutsche Bank 10/11/24 KZT 381,419 USD 792 —
Deutsche Bank 10/11/24 USD 1,945 INR 163,491 (5)
Deutsche Bank 10/11/24 USD 1,606 KRW 2,145,386 (30)
Deutsche Bank 10/25/24 JPY 223,939 USD 1,603 (39)
Deutsche Bank 10/25/24 USD 652 CHF 557 (9)
Deutsche Bank 11/8/24 USD 2,399 CLP 2,272,826 (128)
Deutsche Bank 11/15/24 PLN 37,487 USD 9,483 245
Deutsche Bank 12/6/24 PHP 66,628 USD 1,181 6
Deutsche Bank 12/6/24 USD 2,588 COP 10,526,575 107
Deutsche Bank 12/6/24 USD 1,419 MYR 6,118 (67)
Deutsche Bank 12/6/24 USD 1,587 PHP 89,819 (13)
Deutsche Bank 12/6/24 USD 608 UYU 25,662 (1)
Goldman Sachs 10/11/24 IDR 12,903,453 USD 852 (1)
Goldman Sachs 10/15/24 USD 3,874 TWD 124,644 (70)
Goldman Sachs 10/18/24 ZAR 26,516 USD 1,539 (6)
Goldman Sachs 12/3/24 BRL 7,775 USD 1,392 24
Goldman Sachs 12/6/24 COP 6,657,049 USD 1,564 5
Goldman Sachs 12/6/24 THB 62,143 USD 1,826 113
Goldman Sachs 12/13/24 CNH 52,242 USD 7,462 39
Goldman Sachs 1/17/25 USD 849 IDR 12,903,453 3
HSBC Bank 10/11/24 USD 735 IDR 12,071,714 (61)
HSBC Bank 10/11/24 USD 1,030 INR 86,423 (1)
HSBC Bank 10/15/24 TWD 49,007 USD 1,559 (9)
HSBC Bank 10/25/24 JPY 597,970 USD 4,059 117
HSBC Bank 10/25/24 USD 4,017 JPY 587,642 (87)
HSBC Bank 11/22/24 USD 5,407 EUR 4,841 6

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 12/6/24 MYR 32,201 USD 7,310 $ 512
HSBC Bank 12/6/24 USD 714 MYR 2,960 (5)
HSBC Bank 12/6/24 USD 1,196 PHP 67,342 (3)
JPMorgan Chase 10/2/24 HKD 2,760 USD 355 1
JPMorgan Chase 10/2/24 USD 354 HKD 2,760 (1)
JPMorgan Chase 10/11/24 IDR 25,010,671 USD 1,629 21
JPMorgan Chase 10/11/24 INR 314,624 USD 3,748 4
JPMorgan Chase 10/11/24 PEN 2,897 USD 770 11
JPMorgan Chase 10/11/24 USD 1,642 IDR 25,506,933 (40)
JPMorgan Chase 10/11/24 USD 985 INR 82,459 2
JPMorgan Chase 10/11/24 USD 559 PEN 2,073 —
JPMorgan Chase 10/15/24 TWD 48,499 USD 1,523 11
JPMorgan Chase 10/18/24 CZK 70,023 USD 3,055 38
JPMorgan Chase 10/18/24 CZK 9,325 USD 414 (2)
JPMorgan Chase 10/18/24 MXN 40,027 USD 2,024 3
JPMorgan Chase 10/18/24 MXN 60,822 USD 3,142 (62)
JPMorgan Chase 10/18/24 TRY 16,900 USD 469 16
JPMorgan Chase 10/18/24 USD 705 CZK 15,938 2
JPMorgan Chase 10/18/24 USD 355 CZK 8,267 (11)
JPMorgan Chase 10/18/24 USD 1,371 HUF 487,302 7
JPMorgan Chase 10/18/24 USD 3,300 MXN 63,452 87
JPMorgan Chase 10/18/24 USD 1,848 MXN 37,168 (34)
JPMorgan Chase 10/18/24 USD 1,623 RON 7,314 (12)
JPMorgan Chase 10/18/24 USD 2,010 TRY 70,447 (10)
JPMorgan Chase 10/18/24 USD 3,462 ZAR 62,228 (134)
JPMorgan Chase 10/18/24 ZAR 4,934 USD 270 15
JPMorgan Chase 10/25/24 USD 981 CHF 841 (16)
JPMorgan Chase 11/4/24 USD 355 HKD 2,760 —
JPMorgan Chase 11/8/24 USD 1,585 CLP 1,450,159 (27)
JPMorgan Chase 11/15/24 USD 1,991 PLN 7,640 9
JPMorgan Chase 11/15/24 USD 916 PLN 3,534 (2)
JPMorgan Chase 12/3/24 BRL 3,991 USD 704 23
JPMorgan Chase 12/3/24 USD 651 BRL 3,672 (18)
JPMorgan Chase 12/6/24 MYR 9,853 USD 2,308 86
JPMorgan Chase 12/6/24 THB 48,416 USD 1,440 71
JPMorgan Chase 12/6/24 USD 513 COP 2,167,785 2
JPMorgan Chase 12/6/24 USD 2,757 THB 91,182 (89)
JPMorgan Chase 12/6/24 USD 978 UYU 40,331 20
JPMorgan Chase 1/16/25 TRY 22,500 USD 574 13
JPMorgan Chase 1/16/25 USD 621 TRY 24,692 (23)
JPMorgan Chase 3/4/25 EGP 39,070 USD 754 3

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 3/14/25 USD 1,860 CNH 13,012 $ (19)
Morgan Stanley 10/11/24 KRW 2,148,223 USD 1,568 70
Morgan Stanley 10/11/24 PEN 6,579 USD 1,740 34
Morgan Stanley 10/18/24 USD 1,611 HUF 570,435 13
Morgan Stanley 11/8/24 CLP 714,690 USD 758 36
Morgan Stanley 11/22/24 EUR 1,375 USD 1,531 3
RBC Dominion
Securities 10/11/24 USD 979 PEN 3,672 (11)
RBC Dominion
Securities 10/25/24 CAD 2,146 USD 1,595 (7)
RBC Dominion
Securities 11/8/24 CLP 554,307 USD 581 35
RBC Dominion
Securities 12/3/24 BRL 9,983 USD 1,816 3
Societe Generale 11/8/24 CLP 1,560,887 USD 1,742 (7)
Societe Generale 11/8/24 USD 1,263 CLP 1,206,910 (78)
Standard Chartered 10/11/24 INR 241,645 USD 2,887 (5)
Standard Chartered 10/11/24 USD 1,739 IDR 28,443,986 (137)
Standard Chartered 10/11/24 USD 1,687 INR 141,335 1
Standard Chartered 10/11/24 USD 773 PEN 2,923 (15)
Standard Chartered 12/6/24 MYR 8,455 USD 2,053 1
State Street 10/18/24 CZK 37,323 USD 1,625 23
State Street 10/18/24 HUF 1,408,134 USD 3,874 69
State Street 10/18/24 USD 1,643 HUF 583,770 8
State Street 10/18/24 ZAR 73,152 USD 4,063 164
State Street 10/25/24 JPY 241,909 USD 1,569 120
State Street 11/15/24 PLN 5,072 USD 1,318 (2)
State Street 11/22/24 USD 2,698 EUR 2,421 (2)
State Street 12/3/24 BRL 8,948 USD 1,599 31
State Street 12/6/24 COP 5,275,008 USD 1,250 (7)
State Street 12/13/24 CNH 30,346 USD 4,309 48
UBS Investment Bank 10/11/24 IDR 8,400,984 USD 509 45
UBS Investment Bank 10/11/24 USD 778 INR 65,168 —
UBS Investment Bank 10/11/24 USD 3,132 PEN 11,960 (94)
UBS Investment Bank 10/25/24 CHF 1,416 USD 1,628 50
UBS Investment Bank 10/25/24 USD 6,223 CHF 5,495 (290)
UBS Investment Bank 12/6/24 THB 215,777 USD 6,220 515
UBS Investment Bank 1/17/25 INR 65,168 USD 774 —
Wells Fargo 10/11/24 PEN 20,881 USD 5,589 43
Wells Fargo 10/11/24 USD 5,645 PEN 21,365 (118)
Wells Fargo 10/18/24 USD 145 MXN 2,776 4
Wells Fargo 11/8/24 CLP 1,468,428 USD 1,639 (7)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Wells Fargo 12/3/24 BRL 48,392 USD 8,738 $ 79
Wells Fargo 12/6/24 USD 1,320 COP 5,390,811 49
Net unrealized gain (loss) on open forward
currency exchange contracts $ 382

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 26 Euro BOBL contracts 12/24 (3,475) $ (2)
Short, 17 Euro BUND contracts 12/24 (2,553) (40)
Short, 6 Euro OAT contracts 12/24 (847) (9)
Short, 23 Mini ten year JGB contracts 12/24 (2,314) (3)
Short, 39 U.S. Treasury Notes five year contracts 12/24 (4,285) (7)
Short, 15 Ultra U.S. Treasury Bonds contracts 12/24 (1,996) 5
Short, 19 Ultra U.S. Treasury Notes ten year
contracts 12/24 (2,248) 1
Net payments (receipts) of variation margin to date 86
Variation margin receivable (payable) on open futures contracts $ 31

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ —# $ — $ 397+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 13,565  ¤  ¤ $ 9,011^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $397 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,011.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Local Currency Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 299,665 $ — $ 299,665
Private Investment Company
2
— — — 531
Short-Term Investments 9,011 — — 9,011
Options Purchased — 89 — 89
Total Securities 9,011 299,754 — 309,296
Swaps* — 684 — 684
Forward Currency Exchange
Contracts — 4,939 — 4,939
Futures Contracts* 6 — — 6
Total $ 9,017 $ 305,377 $ — $ 314,925
Liabilities
Swaps* $ — $ 551 $ — $ 551
Forward Currency Exchange
Contracts — 4,557 — 4,557
Futures Contracts* 61 — — 61
Total $ 61 $ 5,108 $ — $ 5,169
1
Includes Convertible Bonds, Corporate Bonds, Government Bonds and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F192-054Q3 09/24